Financial instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Financial instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	$ 0
Changes in interest rate sensitivity analysis		$ 6,266	$ 1,352
Credit risk management, percent	10.00%